Income Taxes (Summary Of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Valuation allowance at beginning of period	$ 72,000	$ 61,933
Decrease of allowance to income tax provision	55,361	10,067
Valuation allowance at end of period	$ 127,361	$ 72,000